	RMB Small Cap Fund
	Portfolio Holdings As of March 31, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 96.9%
	(percentage of net assets)
	AEROSPACE & DEFENSE 1.4%
	Curtiss-Wright Corp.	15,175	$1,799,755

	AUTO COMPONENTS 3.5%
*	Fox Factory Holding Corp.	19,649	2,496,602
*	Visteon Corp.	16,597	2,024,004
			4,520,606
	BANKS 12.1%
	Investors Bancorp, Inc.	148,201	2,177,073
	PacWest Bancorp	51,365	1,959,575
*	Seacoast Banking Corp. of Florida	129,854	4,705,909
	Stock Yards Bancorp, Inc.	31,505	1,608,645
	TriCo Bancshares	91,226	4,321,375
*	Tristate Capital Holdings, Inc.	36,415	839,730
			15,612,307
	BIOTECHNOLOGY 5.0%
*	Allogene Therapeutics, Inc.	18,229	643,484
*	Bluebird Bio, Inc.	9,423	284,104
*	CareDx, Inc.	31,849	2,168,598
*	CRISPR Therapeutics AG	2,527	307,915
*	Editas Medicine, Inc.	6,817	286,314
*	Intellia Therapeutics, Inc.	5,364	430,488
*	Iovance Biotherapeutics, Inc.	27,338	865,521
*	Ultragenyx Pharmaceutical, Inc.	3,108	353,877
*	Veratyce, Inc.	20,239	1,087,846
			6,428,147
	BUILDING PRODUCTS 1.2%
*	Trex Co., Inc.	17,394	1,592,247

	CAPITAL MARKETS 2.8%
	Stifel Financial Corp.	57,033	3,653,534

	COMMERCIAL SERVICES & SUPPLIES 1.1%
	Brink's Co. (The)	17,373	1,376,463

	CONSTRUCTION & ENGINEERING 1.5%
	Valmont Industries, Inc.	7,967	1,893,517

	CONSTRUCTION MATERIALS 2.1%
	Eagle Materials, Inc.	20,643	2,774,626

	CONTAINERS & PACKAGING 1.7%
	AptarGroup, Inc.	15,893	2,251,561

	DISTRIBUTORS 2.2%
	Pool Corp.	8,344	2,880,683

	DIVERSIFIED CONSUMER SERVICES 1.1%
*	Grand Canyon Education, Inc.	12,774	1,368,095

	ELECTRICAL EQUIPMENT 1.8%
	EnerSys	25,020	2,271,816

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.6%
	Badger Meter, Inc.	8,108	754,611

	EQUITY REAL ESTATE INVESTMENT 9.1%
	CatchMark Timber Trust, Inc. - Class A	225,114	2,291,661
	Community Healthcare Trust, Inc.	15,744	726,113
	CoreSite Realty Corp.	7,342	879,939
	EastGroup Properties, Inc.	25,226	3,614,381
	Essential Properties Realty Trust, Inc.	125,081	2,855,599
	PotlatchDeltic Corp.	27,727	1,467,313
			11,835,006
	HEALTH CARE EQUIPMENT & SUPPLIES 4.5%
*	BioLife Solutions, Inc.	16,213	583,668
*	Neogen Corp.	25,820	2,295,140
	West Pharmaceutical Services, Inc.	10,479	2,952,772
			5,831,580
	HEALTH CARE TECHNOLOGY 2.0%
*	Omnicell, Inc.	19,633	2,549,738

	HOUSEHOLD DURABLES 0.9%
*	Helen of Troy Ltd.	5,242	1,104,280

	INSURANCE 4.5%
	American Financial Group, Inc.	26,914	3,070,888
	Argo Group International Holdings Ltd.	53,795	2,706,964
			5,777,852
	LIFE SCIENCES TOOLS & SERVICES 4.9%
*	NeoGenomics, Inc.	65,108	3,140,159
*	Repligen Corp.	16,596	3,226,428
			6,366,587

	MACHINERY 8.8%
*	Chart Industries, Inc.	18,197	2,590,343
	ITT, Inc.	28,298	2,572,571
	Kadant, Inc.	16,825	3,112,793
	Lincoln Electric Holdings, Inc.	11,897	1,462,617
*	RBC Bearings, Inc.	8,627	1,697,535
			11,435,859
	METALS & MINING 1.7%
	Carpenter Technology Corp.	54,693	2,250,617

	OIL, GAS & CONSUMABLE FUELS 1.8%
	Devon Energy Corp.	106,141	2,319,181

	PHARMACEUTICALS 2.5%
*	Catalent, Inc.	30,640	3,226,698

	PROFESSIONAL SERVICES 2.1%
	Exponent, Inc.	27,427	2,672,761

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.8%
	MKS Instruments, Inc.	19,296	3,577,864
	Monolithic Power Systems, Inc.	7,371	2,603,511
			6,181,375
	SOFTWARE 9.6%
*	Digimarc Corp.	14,459	428,854
*	Fair Isaac Corp.	6,675	3,244,384
*	Five9, Inc.	8,695	1,359,289
*	Guidewire Software, Inc.	9,856	1,001,665
*	PTC, Inc.	23,081	3,177,100
*	Q2 Holdings, Inc.	9,287	930,558
*	Tyler Technologies, Inc.	5,480	2,326,424
			12,468,274
	TEXTILES, APPAREL & LUXURY GOODS 1.6%
	Columbia Sportswear Co.	19,790	2,090,418
	Total Common Stocks (Cost: $62,318,134)		125,288,194

	Short-Term Investments 3.1%
	(percentage of net assets)
	MONEY MARKET FUNDS 3.1%
	First American Government Obligations Fund - Class X - 0.04% [a]	4,007,073	4,007,073
	Total Short-Term Investments (Cost: $4,007,073)		4,007,073

	Total Investments 100.0% (Cost: $66,325,207)		$129,295,267
	Cash and other assets, less liabilities 0.0%		57,930
	Net Assets 100.0%		$129,353,197

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2021	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stocks[1]	$125,288,194	$-	$-	$125,288,194
Short-Term Investments	4,007,073	-	-	4,007,073
Total Investments in Securities	$129,295,267	$-	$-	$129,295,267

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.